Obligations Under Capital Leases (Schedule of Obligations under Capital Leases) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
RMB Denominated Obligations
Fixed interest rate of 6.49% per annum	¥ 0	¥ 302
Total	¥ 0	¥ 302